Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Jan. 28, 2025	Dec. 31, 2024	Nov. 14, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Fair Value Measurements [Line Items]
Cash received	$ 132			$ 132
Derivative feature estimated amount		$ 80		$ 111		$ 80
Volatility rate				90.00%		90.00%
Risk-free rate				4.09%		4.09%
Term				4 years 10 months 24 days		4 years 10 months 24 days
Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Stock price		$ 1.79				$ 1.79
Convertible Note [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 80		$ 111		$ 80
Convertible Note [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Stock price			$ 5.77	$ 0.41
Estimated future price		$ 2.06	$ 4.36	$ 0.33		$ 2.06
Volatility rate				100.00%		99.00%
Risk-free rate				4.18%		4.18%
Term				7 months 6 days		10 months 24 days
Convertible Notes Payable [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 69				$ 69
Convertible Notes Payable [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Estimated future price		$ 2.06				$ 2.06
Volatility rate			90.00%
Risk-free rate		4.18%	4.31%
Term			1 year
Maximum [Member]
Fair Value Measurements [Line Items]
Derivative feature estimated amount		$ 11				$ 11
Expected volatility [Member] | Maximum [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Volatility rate		99.00%
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member] | Monte Carlo Simulation [Member]
Fair Value Measurements [Line Items]
Term		10 months 24 days